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Dimensional Global Credit ETF
Dimensional Global Credit ETF
Investment Objective
The investment objective of the Dimensional Global Credit ETF (the “Global Credit ETF” or “Portfolio”) is to maximize total returns. Total return is comprised of income and capital appreciation.
Fees and Expenses of the Portfolio

This table describes the fees and expenses you may pay if you buy, hold or sell shares of the Global Credit ETF. You may also incur usual and customary brokerage commissions when buying or selling shares of the Portfolio, which are not reflected in the table or Example that follows.

Shareholder Fees (fees paid directly from your investment): None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	Dimensional Global Credit ETF Dimensional Global Credit ETF
Management Fee	0.18%
Other Expenses	0.05%	[1]
Total Annual Fund Operating Expenses	0.23%
Fee Waiver and/or Expense Reimbursement	0.03%	[2]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	0.20%
[1]	The Portfolio is a new portfolio, so the “Other Expenses” shown are based on anticipated fees and expenses for the first full fiscal year.
[2]	Dimensional Fund Advisors LP (the “Advisor”) has agreed to waive certain fees and in certain instances, assume certain expenses of the Portfolio. The Fee Waiver and Expense Assumption Agreement for the Portfolio will remain in effect through February 28, 2025, and may only be terminated by the Portfolio’s Board of Trustees prior to that date. The Advisor retains the right to seek reimbursement for any fees previously waived and/or expenses previously assumed up to thirty-six months after such fee waiver and/or expense assumption.

EXAMPLE

This Example is meant to help you compare the cost of investing in the Global Credit ETF with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs for the Portfolio reflect the net expenses of the Portfolio that result from the contractual expense waiver in the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs whether you redeem or hold your shares would be:

Expense Example	1 Year	3 Years
Dimensional Global Credit ETF | Dimensional Global Credit ETF | USD ($)	20	71

Expense Example No Redemption	1 Year	3 Years
Dimensional Global Credit ETF | Dimensional Global Credit ETF | USD ($)	20	71

PORTFOLIO TURNOVER

The Global Credit ETF pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Portfolio’s performance. Because the Portfolio is new, information about portfolio turnover rate is not yet available.

Principal Investment Strategies

The Global Credit ETF seeks to maximize total returns primarily from a universe of U.S. and foreign corporate debt securities that mature within twenty years from the date of settlement. In addition, the Portfolio may invest in obligations issued or guaranteed by the U.S. and foreign governments, their agencies and instrumentalities, bank obligations, commercial paper, repurchase agreements, money market funds, obligations of other domestic and foreign issuers, securities of domestic or foreign issuers denominated in U.S. dollars but not trading in the United States, and obligations of supranational organizations. The Advisor expects that the Portfolio will primarily invest in the obligations of issuers that are in developed countries.

The Portfolio intends to invest its assets to gain exposure to at least three different countries, including the United States. Under normal circumstances, the Portfolio invests at least 30% of its net assets in non-U.S. issuers. At launch, the Portfolio is anticipated to invest between approximately 30% and 60% of its net assets in U.S. issuers, which will change due to market conditions. An issuer may be considered to be of a country if it is organized under the laws of, maintains its principal place of business in, has at least 50% of its assets or derives at least 50% of its operating income in, or is a government, government agency, instrumentality, or central bank of, that country. As a non-fundamental policy, under normal circumstances, the Portfolio will invest at least 80% of its net assets in debt securities.

The Portfolio generally emphasizes investments in debt securities rated in the lower half of the investment grade spectrum (e.g., rated BBB- to A+ by S&P Global Ratings (“S&P”) or Fitch Ratings Ltd. (“Fitch”) or Baa3 to A1 by Moody’s Investor’s Service, Inc. (“Moody’s”)). The Portfolio may also invest in higher-rated and/or lower-rated (i.e., below investment grade, also known as “junk” bonds) debt securities.

Under normal circumstances, the Portfolio will generally maintain a weighted average duration of no more than one half year greater than, and no less than one year below, the weighted average duration of the Portfolio’s benchmark, the Bloomberg Global Aggregate Credit Bond Index (Hedged to USD), which was approximately 6.97 years as of May 31, 2023. From time to time, the Portfolio may deviate from this duration range when the Advisor determines it to be appropriate under the circumstances. Duration is a measure of the sensitivity of a security’s price to changes in interest rates. The longer a security’s duration, the more sensitive it will be to changes in interest rates.

The Portfolio’s investments may include foreign securities denominated in foreign currencies. The Portfolio intends to hedge foreign currency exposure to attempt to protect against uncertainty in the level of future foreign currency rates. The Portfolio may enter into foreign currency forward contracts to hedge against fluctuations in currency exchange rates or to transfer balances from one currency to another. The Portfolio also may enter into credit default swaps on issuers or indices to buy or sell credit protection to hedge its credit exposure; gain market or issuer exposure without owning the underlying securities; or increase the Portfolio’s total return. The Portfolio may purchase or sell futures contracts and options on futures contracts, to hedge its currency exposure or to hedge its interest rate exposure or for non- hedging purposes, such as a substitute for direct investment or to increase or decrease market exposure based on actual or expected cash inflows to or outflows from the Portfolio.

The Portfolio may lend its portfolio securities to generate additional income.

The Portfolio is an actively managed exchange-traded fund and does not seek to replicate the performance of a specific index and may have a higher degree of portfolio turnover than such index funds.

Principal Risks
Performance

Performance information is not available for the Global Credit ETF because it has not yet commenced operations. Updated performance information for the Portfolio can be obtained in the future by visiting https://www.dimensional.com/us-en/funds.